Subsequent Events (Details Narrative) (10-K)																														9 Months Ended		12 Months Ended
	Apr. 16, 2020 shares	Apr. 14, 2020 USD ($) shares	Apr. 03, 2020 USD ($) shares	Apr. 02, 2020 USD ($) shares	Apr. 01, 2020 shares	Mar. 27, 2020 USD ($) shares	Mar. 26, 2020 USD ($) shares	Mar. 20, 2020 USD ($) Number	Mar. 19, 2020 USD ($) shares	Mar. 18, 2020 USD ($) shares	Mar. 16, 2020 USD ($) shares	Mar. 10, 2020 USD ($) Number	Mar. 05, 2020 USD ($) Number shares	Mar. 02, 2020 USD ($) shares	Feb. 21, 2020 USD ($) shares	Feb. 12, 2020 shares	Feb. 11, 2020 USD ($) shares	Feb. 03, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Jan. 27, 2020 USD ($) shares	Jan. 21, 2020 USD ($) shares	Jan. 17, 2020 USD ($) shares	Jan. 13, 2020 USD ($) shares	Jan. 06, 2020 shares	Jan. 03, 2020 shares	May 21, 2019 USD ($) shares	Apr. 16, 2019 USD ($) shares	Feb. 07, 2019 USD ($) shares	Jan. 15, 2019 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Proceeds from convertible debt																														$ 1,352,250	$ 600,000	$ 676,000	$ 1,285,000
Convertible promissory note																														$ 2,413,367		$ 3,212,786	$ 319,477
Promissory Note [Member]
Value of debt converted into common stock																										$ 30,000	$ 20,000	$ 20,000	$ 5,000
Debt converted into common stock shares | shares																										800,000	533,333	533,333	133,333
Subsequent Event [Member]
Increase in number of common stock shares authorized | shares													250,000,000
Additional shares of common stock | shares	20,000,000
Subsequent Event [Member] | Promissory Note [Member]
Value of debt converted into common stock		$ 6,471	$ 17,460	$ 20,000		$ 13,274	$ 19,675		$ 15,000	$ 42,075	$ 33,248			$ 38,250	$ 44,000		$ 36,000	$ 36,000	$ 8,150	$ 15,000	$ 23,000	$ 84,000	$ 20,000
Debt converted into common stock shares | shares		431,422	970,000	1,333,333		884,900	862.938		354,610	825,000	786,000			750,000	611,111		500,000	500,000	63,622	110,294	94,031	400,000	81,766
Subsequent Event [Member] | GS Capital Note [Member]
Debt principal amount													$ 136,250
Proceeds from convertible debt													$ 129,750
Debt instrument interest rate													10.00%
Debt discount percentage													35.00%
Trading days | Number													20
Debt due date													Mar. 05, 2021
Subsequent Event [Member] | Adar Note [Member]
Debt principal amount												$ 78,750
Proceeds from convertible debt												$ 75,000
Debt instrument interest rate												10.00%
Debt discount percentage												35.00%
Trading days | Number												20
Debt due date												Mar. 10, 2021
Subsequent Event [Member] | Convertible Promissory Note [Member] | Granite Global Value Investments Ltd [Member]
Debt principal amount								$ 1,000,000
Proceeds from convertible debt								$ 102,500
Debt instrument interest rate								12.00%
Debt discount percentage								25.00%
Trading days | Number								20
Convertible promissory note								$ 125,000
Subsequent Event [Member] | Promissory Note [Member]
Value of debt converted into common stock				$ 4,521
Debt converted into common stock shares | shares				301,422
Subsequent Event [Member] | Three Individuals [Member]
Number of shares issued for the period | shares																								2,465,754
Subsequent Event [Member] | Chief Financial Officer [Member]
Number of shares issued for the period | shares																500,000
Subsequent Event [Member] | Jason Remillard [Member]
Number of shares issued for the period | shares					4,666
Subsequent Event [Member] | Hubai Chuguan Industry Co. Ltd [Member]
Number of common stock shares cancelled | shares																									2,000,000